Income Taxes - Summary of Amount of Unrecognized Deferred Income Tax Assets (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	₱ 3,719	₱ 3,205
Consolidated unrecognized deferred income tax assets	934	803
Accumulated provision for expected credit losses [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	2,001	1,266
NOLCO [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	718	1,208
Provisions [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset recognized	621	25
Customer list and trademark [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	365	428
Derivative financial instruments [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	56	35
Lease liability over ROU assets under IFRS 16 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	21	3
Accumulated write-down of inventories to net realizable values [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	15	15
Unearned revenues [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	10	9
Excess MCIT over RCIT [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	6	2
Depreciation Due to Shortened Estimated Useful Life of Assets [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized		169
Pension and other employee benefits [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	(15)	(5)
Unrealized foreign exchange (gains) losses [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	₱ 79	₱ 50